Net revenues	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Net revenues
Net revenues
Net revenues were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Revenues from:
Sales of goods	€107,219	€107,497	€107,095
Services provided	2,217	2,237	1,600
Contract revenues	929	737	1,309
Lease installments from assets sold with a buy-back commitment	421	405	403
Interest income of financial services activities	148	142	188
Total Net revenues	€110,934	€111,018	€110,595

Net revenues attributed by geographical area were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Net revenues in:
North America	€68,374	€71,047	€71,979
Italy	8,755	8,478	7,165
Brazil	6,406	4,953	5,103
China	4,240	4,493	4,720
Germany	3,990	4,160	3,794
France	3,487	3,266	2,852
Argentina	1,817	1,409	1,175
Spain	1,569	1,467	1,254
Turkey	1,456	1,705	1,682
United Kingdom	1,366	1,632	1,744
Japan	816	713	625
Australia	497	473	936
Other countries	8,161	7,222	7,566
Total Net revenues	€110,934	€111,018	€110,595